NON-WHOLLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The following table presents details of wholly-owned subsidiaries of the partnership as of December 31, 2025 and 2024:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2025	2024	2025	2024
Business services
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the partnership as of December 31, 2025 and 2024:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2025	2024	2025	2024
Business services
Healthcare services (1)	Healthscope Pty Ltd	Australia	—%	100%	—%	28%
Fleet management and car rental services	Unidas Locadora S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	100%	41%	41%
Indian non-bank financial services operation	IndoStar Capital Finance Limited	India	56%	56%	20%	20%
Australian asset manager and lender	La Trobe Financial Services Pty Limited	Australia	100%	100%	35%	35%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	19%	26%
Infrastructure services
Offshore oil services	Altera Infrastructure L.P.	United States	89%	89%	53%	53%
Modular building leasing services	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	100%	28%	28%
Lottery services operation	Scientific Games Holdings LP	United States	100%	100%	33%	33%
Industrials
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Returnable plastic packaging operation (2)	Schoeller Allibert Group B.V.	Netherlands	—%	52%	—%	14%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage operation	Clarios Global LP	United States	100%	100%	28%	28%
Solar power solutions	Descarbonize Soluções S.A.	Brazil	100%	100%	35%	35%
Engineered components manufacturing operation	DexKo Global Inc.	United States	100%	100%	21%	33%
Electric heat tracing systems manufacturer	BCP VI Summit Holdings LP	United States	100%	—%	26%	—%
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(1)In May 2025, the partnership’s healthcare service operation entered receivership. As a result, the partnership ceased to have control and deconsolidated the net liabilities of the business. See Note 17(b) for further details.
(2)In July 2025, the partnership merged its returnable plastic packaging operation with a North American packaging solutions provider. See Note 14 for further details.
The following tables present the gross assets and liabilities as at December 31, 2025 and 2024 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2025, 2024 and 2023 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2025
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,456	$21,348	$2,621	$16,896	$4,706	$167	$142	$61	$(330)	$3,709
Infrastructure services	2,225	13,713	1,179	11,213	3,153	(304)	193	(280)	(124)	2,213
Industrials	7,858	21,625	3,590	21,703	14,682	661	328	479	(3,278)	3,090
Total	$13,539	$56,686	$7,390	$49,812	$22,541	$524	$663	$260	$(3,732)	$9,012

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,876	$24,038	$4,050	$18,496	$6,545	$(763)	$(213)	$(631)	$(422)	$3,651
Infrastructure services	3,511	13,482	3,630	9,469	3,742	(325)	(138)	(211)	(3)	2,465
Industrials	6,106	19,664	3,258	15,529	14,405	1,552	(527)	1,180	(19)	4,943
Total	$13,493	$57,184	$10,938	$43,494	$24,692	$464	$(878)	$338	$(444)	$11,059

	Year ended December 31, 2023
	Total			Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$29,225	$611	$25	$333	$(1,853)	$5,148
Infrastructure services	7,448	3,618	(4)	1,995	(1,839)	2,773
Industrials	14,801	(8)	214	8	(41)	4,137
Total	$51,474	$4,221	$235	$2,336	$(3,733)	$12,058
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,709	$3,651
Infrastructure services	2,213	2,465
Industrials	3,090	4,943
Total non-controlling interests in material non-wholly owned subsidiaries	$9,012	$11,059
Total individually immaterial non-controlling interests balance	108	392
Total non-controlling interests	$9,120	$11,451